Shareholder Report, Average Annual Return (Details)	12 Months Ended	20 Months Ended	32 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(56.12%)		(83.50%)
T-REX 2X INVERSE TESLA DAILY TARGET ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(67.74%)	(76.30%)
T-REX 2X LONG NVIDIA DAILY TARGET ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	20.48%		116.43%
T-REX 2X LONG TESLA DAILY TARGET ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	23.48%		(8.12%)
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	24.77%	24.77%